Tax-Managed International Equity Portfolio
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Australia — 8.2%
AGL Energy Ltd.	19,216	$ 130,627
Aristocrat Leisure Ltd.	1,761	62,716
ASX Ltd.(1)	1,525	64,974
Atlas Arteria Ltd.(1)	13,938	47,871
Aurizon Holdings Ltd.	14,009	34,158
Aussie Broadband Ltd.(1)(2)	16,900	35,358
BHP Group Ltd.	9,711	269,722
Brambles Ltd.	17,422	177,612
CAR Group Ltd.(1)	8,634	197,464
Centuria Industrial REIT(1)	14,596	30,423
Charter Hall Long Wale REIT(1)	17,564	41,084
Charter Hall Retail REIT(1)	18,162	41,555
Codan Ltd.	4,717	40,533
Coles Group Ltd.	13,689	162,238
Commonwealth Bank of Australia(1)	2,648	238,612
Computershare Ltd.	7,415	133,737
CSL Ltd.	2,969	602,597
Data#3 Ltd.(1)	7,498	43,392
Dexus(1)	14,627	67,439
Elders Ltd.(1)	5,348	33,333
Endeavour Group Ltd.(1)	13,721	49,350
GrainCorp Ltd., Class A	5,357	31,651
Hansen Technologies Ltd.	14,633	43,079
HomeCo Daily Needs REIT(1)(3)	42,841	35,703
Incitec Pivot Ltd.	22,926	44,261
IRESS Ltd.(1)(2)	7,406	51,719
Lottery Corp. Ltd.(1)	39,582	128,980
Medibank Pvt Ltd.(1)	16,474	42,887
Mirvac Group(1)	41,842	58,914
National Australia Bank Ltd.	6,485	163,789
National Storage REIT(1)	24,990	40,554
New Hope Corp. Ltd.(1)	6,072	19,365
NEXTDC Ltd.(1)(2)	11,247	123,855
Northern Star Resources Ltd.	2,453	22,767
Orica Ltd.	4,147	48,797
Origin Energy Ltd.	36,919	253,319
QBE Insurance Group Ltd.	5,122	60,450
Region RE Ltd.(1)	30,802	45,865
Rio Tinto Ltd.(1)	1,729	132,860
Santos Ltd.(1)	29,201	152,222
Scentre Group(1)	43,799	99,880
Stockland(1)	21,890	66,117
Suncorp Group Ltd.	5,349	62,236
Tabcorp Holdings Ltd.(1)	88,897	37,614
Security	Shares	Value
Australia (continued)
Technology One Ltd.	8,485	$ 114,619
Telstra Group Ltd.	101,373	261,975
TPG Telecom Ltd.(1)	26,625	82,855
Transurban Group(1)	22,607	192,924
Treasury Wine Estates Ltd.(1)	4,230	34,198
Vicinity Ltd.	39,555	54,847
Viva Energy Group Ltd.(4)	12,311	26,261
Weebit Nano Ltd.(1)(2)	7,492	11,581
Wesfarmers Ltd.	8,581	414,138
Whitehaven Coal Ltd.	7,762	39,186
Woodside Energy Group Ltd.(1)	14,983	271,714
Woolworths Group Ltd.	13,266	299,323
Yancoal Australia Ltd.(1)	6,032	27,955
		$ 6,103,255
Austria — 1.0%
ams-OSRAM AG(1)(2)	11,066	$ 14,858
ANDRITZ AG	1,285	82,317
AT&S Austria Technologie & Systemtechnik AG(1)(2)	1,360	29,027
BAWAG Group AG(4)	407	29,723
CA Immobilien Anlagen AG	2,850	93,328
Erste Group Bank AG	2,269	118,025
Kontron AG	1,758	37,247
Mayr Melnhof Karton AG	268	30,611
Oesterreichische Post AG	584	19,269
OMV AG	1,834	76,735
PIERER Mobility AG(1)	420	13,506
RHI Magnesita NV	436	20,577
Telekom Austria AG(1)	8,000	74,102
Verbund AG(1)	1,207	96,917
voestalpine AG	1,326	34,008
		$ 770,250
Belgium — 2.1%
Ackermans & van Haaren NV	948	$ 181,883
Aedifica SA	737	46,846
Ageas SA(1)	1,164	55,571
Anheuser-Busch InBev SA	2,419	143,626
Argenx SE(2)	53	27,098
Colruyt Group NV	478	22,928
D'ieteren Group(1)	715	164,320
Elia Group SA(1)	1,018	105,730
Groupe Bruxelles Lambert NV	210	15,672
KBC Group NV	1,598	123,599
Melexis NV	896	78,111
Montea NV	566	49,092

Tax-Managed International Equity Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Belgium (continued)
Proximus SADP	7,803	$ 56,432
Retail Estates NV	587	40,047
Solvay SA(1)	1,865	65,656
Syensqo SA	1,127	99,658
UCB SA(1)	1,600	267,351
Xior Student Housing NV(3)	1,167	39,243
		$ 1,582,863
Denmark — 4.3%
AP Moller - Maersk AS, Class A	16	$ 25,991
AP Moller - Maersk AS, Class B	29	47,976
Carlsberg AS, Class B	2,327	281,001
D/S Norden AS	671	29,026
Danske Bank AS	9,592	293,347
DSV AS(1)	1,212	222,335
FLSmidth & Co. AS(1)	866	44,177
ISS AS(1)	3,140	57,395
Matas AS(1)	1,729	29,543
NKT AS(2)	341	30,696
Novo Nordisk AS, Class B(1)	6,511	862,661
Novonesis (Novozymes), Class B(1)	7,287	463,870
Orsted AS(1)(2)(4)	3,145	187,455
Pandora AS(1)	2,118	332,004
Scandinavian Tobacco Group AS(4)	5,079	74,407
Topdanmark AS	1,587	86,431
TORM PLC, Class A	907	35,123
Tryg AS	6,518	142,706
		$ 3,246,144
Finland — 2.1%
Amer Sports, Inc.(2)	3,400	$ 39,474
Citycon OYJ(1)	3,632	15,995
Elisa OYJ	3,301	153,699
Fortum OYJ	10,228	157,276
Huhtamaki OYJ	495	20,057
Kesko OYJ, Class B(1)	8,993	162,672
Kojamo OYJ(1)(2)	3,939	38,956
Kone OYJ, Class B	2,736	139,712
Neste OYJ	8,686	175,308
Nokia OYJ	31,287	122,955
Nordea Bank Abp	13,924	163,053
Orion OYJ, Class B(1)	3,362	154,433
Puuilo OYJ	2,988	32,817
TietoEVRY OYJ	956	19,386
Tokmanni Group Corp.(1)	4,468	54,701
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	3,802	$ 125,755
YIT OYJ(1)	9,254	23,234
		$ 1,599,483
France — 8.5%
Accor SA	947	$ 36,443
Air Liquide SA	3,571	651,559
Airbus SE	780	118,035
AXA SA	6,703	235,341
BNP Paribas SA	3,328	228,014
Bollore SE	24,936	155,223
Bouygues SA	1,100	37,979
Bureau Veritas SA(1)	921	28,817
Capgemini SE	1,331	264,235
Carmila SA(2)	1,759	31,771
Carrefour SA	5,094	75,988
Cie Generale des Etablissements Michelin SCA	3,071	121,577
Credit Agricole SA	4,396	66,711
Danone SA	2,980	193,596
Dassault Systemes SE	6,056	229,575
Edenred SE	1,068	44,470
Eiffage SA	269	26,771
Engie SA	38,464	604,660
Gecina SA	775	76,832
Getlink SE	2,197	39,150
Klepierre SA	4,222	120,895
L'Oreal SA	652	281,956
LVMH Moet Hennessy Louis Vuitton SE	596	420,396
Mercialys SA	6,224	78,864
Nexity SA(1)(2)	2,880	32,460
Orange SA	30,552	339,044
Pernod Ricard SA(1)	347	46,431
Quadient SA	948	18,805
Safran SA	556	122,149
Sanofi SA	6,026	621,235
SCOR SE	927	19,840
Sopra Steria Group	385	71,362
Thales SA	600	95,372
TotalEnergies SE	8,846	596,807
Vinci SA	1,159	132,263
Vivendi SE	9,452	100,860
		$ 6,365,486
Germany — 8.5%
Allianz SE	1,068	$ 300,819
BASF SE	3,177	147,912

Tax-Managed International Equity Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Bayer AG	7,718	$ 229,616
Bayerische Motoren Werke AG	1,291	119,739
Bayerische Motoren Werke AG, PFC Shares	792	67,899
BioNTech SE ADR(2)	578	49,824
Brenntag SE	725	51,574
Covestro AG(2)(4)	1,672	98,429
Daimler Truck Holding AG	1,859	71,774
Deutsche Boerse AG	659	134,942
Deutsche Lufthansa AG	5,121	32,092
Deutsche Telekom AG	24,422	638,818
Deutsche Wohnen SE	2,022	40,156
E.ON SE	43,992	616,905
Fresenius Medical Care AG	1,941	74,899
Fresenius SE & Co. KGaA(2)	3,336	119,531
FUCHS SE, PFC Shares	495	21,508
GEA Group AG	1,075	47,467
Grand City Properties SA(2)	3,999	47,140
Hamborner REIT AG	9,515	66,942
Hannover Rueck SE	220	54,624
Heidelberg Materials AG	1,493	155,540
Henkel AG & Co. KGaA	2,701	209,281
Henkel AG & Co. KGaA, PFC Shares	3,830	327,625
Knorr-Bremse AG	398	32,006
LEG Immobilien SE	1,939	169,142
Mercedes-Benz Group AG	3,169	209,485
MTU Aero Engines AG	190	53,801
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	361	177,801
QIAGEN NV(2)	1,682	74,839
Rheinmetall AG	216	117,646
SAP SE	3,795	802,340
Siemens AG	1,574	288,195
Suedzucker AG	9,335	122,971
Symrise AG	1,413	178,082
Talanx AG(2)	431	32,744
Volkswagen AG, PFC Shares	962	107,362
Vonovia SE	8,759	268,553
		$ 6,360,023
Hong Kong — 4.1%
AIA Group Ltd.	37,200	$ 248,825
ASMPT Ltd.	10,100	105,601
Bank of East Asia Ltd.	52,200	65,839
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	54,000	59,443
BOC Hong Kong Holdings Ltd.	11,500	33,457
Budweiser Brewing Co. APAC Ltd.(4)	40,900	49,663
Security	Shares	Value
Hong Kong (continued)
Cathay Pacific Airways Ltd.(1)	81,000	$ 84,625
China Traditional Chinese Medicine Holdings Co. Ltd.(2)	128,000	54,088
Chow Sang Sang Holdings International Ltd.	42,000	35,673
Chow Tai Fook Jewellery Group Ltd.	59,000	53,583
CK Asset Holdings Ltd.	13,500	51,585
CK Hutchison Holdings Ltd.	22,500	117,542
CLP Holdings Ltd.	23,000	197,400
C-Mer Medical Holdings Ltd.(1)(2)(3)	44,000	14,744
DFI Retail Group Holdings Ltd.	23,400	40,925
First Pacific Co. Ltd.	108,000	48,069
Galaxy Entertainment Group Ltd.	33,000	138,729
Giordano International Ltd.	154,000	31,141
Hang Lung Group Ltd.	75,000	82,190
Hang Seng Bank Ltd.	6,200	75,924
HK Electric Investments & HK Electric Investments Ltd.(3)	154,000	104,282
HKT Trust & HKT Ltd.	217,000	262,822
Hongkong Land Holdings Ltd.	6,900	22,284
Hutchison Telecommunications Hong Kong Holdings Ltd.	238,000	30,768
Jardine Matheson Holdings Ltd.	2,900	102,164
Luk Fook Holdings International Ltd.	24,000	47,203
MTR Corp. Ltd.	19,500	63,084
NWS Holdings Ltd.	96,000	85,979
Orbusneich Medical Group Holdings Ltd.	18,500	7,945
PAX Global Technology Ltd.	75,000	42,082
Power Assets Holdings Ltd.	30,000	191,204
Sino Land Co. Ltd.	58,000	59,993
Sun Hung Kai Properties Ltd.	14,500	125,549
Swire Pacific Ltd., Class B	37,500	48,603
Vitasoy International Holdings Ltd.(1)	30,000	21,523
VSTECS Holdings Ltd.	60,000	33,003
VTech Holdings Ltd.	10,000	65,791
Wharf Holdings Ltd.(1)	17,000	46,611
Yue Yuen Industrial Holdings Ltd.	57,500	93,864
		$ 3,043,800
Ireland — 2.2%
Bank of Ireland Group PLC	24,074	$ 272,637
CRH PLC	3,349	284,856
DCC PLC	3,559	245,197
Fineos Corp. Ltd. CDI(2)	16,777	18,237
Flutter Entertainment PLC(2)	1,283	253,785
Glanbia PLC	1,628	32,558
ICON PLC(2)	816	268,007
Irish Residential Properties REIT PLC	33,524	33,361
Kerry Group PLC, Class A	2,357	220,369
		$ 1,629,007

Tax-Managed International Equity Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Israel — 2.1%
Airport City Ltd.(2)	3,768	$ 52,070
Amot Investments Ltd.	5,499	22,289
Azrieli Group Ltd.	509	31,241
Bank Hapoalim BM	6,278	57,609
Bank Leumi Le-Israel BM	7,076	60,977
Bezeq The Israeli Telecommunication Corp. Ltd.	74,540	84,492
Check Point Software Technologies Ltd.(2)	385	70,628
Danel Adir Yeoshua Ltd.	442	36,232
Delek Automotive Systems Ltd.	5,228	28,629
Delek Group Ltd.	592	61,271
Delta Galil Ltd.	737	32,733
Elbit Systems Ltd.	375	67,119
Enlight Renewable Energy Ltd.(2)	4,083	62,557
Fattal Holdings 1998 Ltd.(2)	339	35,863
Fox Wizel Ltd.	492	32,278
Hilan Ltd.	404	21,717
ICL Group Ltd.	25,308	105,941
Israel Corp. Ltd.	139	29,181
Maytronics Ltd.	2,874	11,820
Melisron Ltd.	379	26,566
Nice Ltd.(2)	248	44,761
Nova Ltd.(2)	138	27,729
Oil Refineries Ltd.	76,583	18,415
OPC Energy Ltd.(2)	4,225	30,133
OY Nofar Energy Ltd.(2)	1,707	37,816
Partner Communications Co. Ltd.(2)	9,362	38,711
Plus500 Ltd.	1,094	33,093
Reit 1 Ltd.	4,966	18,568
Retailors Ltd.	1,413	21,853
Shapir Engineering & Industry Ltd.(2)	3,467	19,277
Shufersal Ltd.	11,960	80,995
Strauss Group Ltd.	2,438	35,536
Teva Pharmaceutical Industries Ltd. ADR(2)	10,532	183,573
Tower Semiconductor Ltd.(2)	837	33,727
		$ 1,555,400
Italy — 4.0%
Banca Popolare di Sondrio SpA	2,091	$ 15,936
Banco BPM SpA	5,911	40,926
BPER Banca SpA	5,464	31,970
Buzzi SpA	2,134	83,661
Cementir Holding NV	1,427	16,093
Davide Campari-Milano NV(1)	14,115	127,296
De’Longhi SpA	1,200	37,824
Enav SpA(4)	5,309	22,708
Enel SpA	40,123	286,445
Security	Shares	Value
Italy (continued)
Eni SpA	23,799	$ 380,779
Ferrari NV	355	146,108
Generali	4,184	108,295
Infrastrutture Wireless Italiane SpA(4)	17,191	191,288
Italgas SpA	7,381	39,467
Italmobiliare SpA	1,360	44,089
Leonardo SpA	5,068	120,747
Prysmian SpA	3,762	258,617
RAI Way SpA(4)	4,122	22,222
Recordati Industria Chimica e Farmaceutica SpA	4,029	219,352
Sesa SpA	226	24,834
Stellantis NV	7,856	130,913
Stevanato Group SpA(1)	3,000	62,040
STMicroelectronics NV	7,572	250,370
Technogym SpA(4)	2,741	26,882
Technoprobe SpA(2)	3,525	32,073
Terna - Rete Elettrica Nazionale(1)	8,968	74,679
UniCredit SpA	5,306	217,942
		$ 3,013,556
Japan — 13.0%
Activia Properties, Inc.	16	$ 37,851
Advance Residence Investment Corp.(1)	34	71,331
Aeon Co. Ltd.(1)	4,300	98,111
Air Water, Inc.	2,000	29,382
Alfresa Holdings Corp.	3,600	56,241
ANA Holdings, Inc.	1,100	21,040
Asahi Kasei Corp.	8,100	58,411
Astellas Pharma, Inc.	1,300	15,077
Bandai Namco Holdings, Inc.	2,400	51,002
Bridgestone Corp.	1,600	65,238
Canon, Inc.	1,500	46,953
Central Japan Railway Co.	1,500	35,365
Chubu Electric Power Co., Inc.	8,600	108,433
Concordia Financial Group Ltd.	10,800	68,067
Daicel Corp.	3,900	37,911
Daiichi Sankyo Co. Ltd.	6,400	260,657
Daiwa House Industry Co. Ltd.	5,600	158,583
Daiwa House REIT Investment Corp.	18	28,968
East Japan Railway Co.	2,700	51,444
Electric Power Development Co. Ltd.	2,500	41,327
ENEOS Holdings, Inc.	31,200	163,474
FUJIFILM Holdings Corp.	1,500	35,664
Fujitsu Ltd.	3,000	54,480
Fukuoka Financial Group, Inc.	1,600	44,878
GLP J-Reit	30	26,283

Tax-Managed International Equity Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Hamamatsu Photonics KK(1)	700	$ 20,159
Hirose Electric Co. Ltd.	315	39,439
Honda Motor Co. Ltd.	5,700	60,902
Inpex Corp.	5,000	77,207
Invincible Investment Corp.	167	75,643
Isetan Mitsukoshi Holdings Ltd.	1,300	25,864
ITOCHU Corp.(1)	1,900	97,439
Iwatani Corp.	1,800	114,230
Japan Hotel REIT Investment Corp.	145	74,069
Japan Logistics Fund, Inc.(1)	29	49,613
Japan Metropolitan Fund Investment Corp.	93	58,069
Japan Post Bank Co. Ltd.	6,000	62,437
Japan Post Holdings Co. Ltd.	7,500	79,428
Japan Prime Realty Investment Corp.	22	47,866
Japan Real Estate Investment Corp.	13	45,091
Japan Tobacco, Inc.	4,100	120,643
JFE Holdings, Inc.	3,500	51,269
Kansai Electric Power Co., Inc.	7,200	123,234
Kansai Paint Co. Ltd.	3,300	54,197
Kao Corp.	2,100	91,958
KDDI Corp.	7,200	216,648
KDX Realty Investment Corp.	35	36,084
Keyence Corp.	400	174,904
Kintetsu Group Holdings Co. Ltd.(1)	800	18,528
Kirin Holdings Co. Ltd.	3,800	53,723
Kobe Steel Ltd.	3,000	37,447
Komatsu Ltd.	2,200	62,541
Kuraray Co. Ltd.	2,300	28,127
Kyocera Corp.(1)	3,600	45,342
Kyowa Kirin Co. Ltd.	3,500	73,824
Lion Corp.	5,400	46,730
Marubeni Corp.	3,400	63,987
Maruichi Steel Tube Ltd.	1,200	29,243
MatsukiyoCocokara & Co.	2,700	44,031
Medipal Holdings Corp.	4,700	84,836
MEIJI Holdings Co. Ltd.	2,800	70,712
Mitsubishi Chemical Group Corp.	10,000	59,062
Mitsubishi Corp.	4,200	86,739
Mitsubishi Electric Corp.	3,200	53,318
Mitsubishi HC Capital, Inc.	6,100	43,886
Mitsubishi Heavy Industries Ltd.	6,000	71,916
Mitsui & Co. Ltd.	3,600	83,534
Mitsui Chemicals, Inc.	1,300	37,586
Mitsui OSK Lines Ltd.(1)	1,100	34,939
Mizuho Financial Group, Inc.	5,630	128,703
MS&AD Insurance Group Holdings, Inc.	5,400	127,302
Security	Shares	Value
Japan (continued)
Murata Manufacturing Co. Ltd.	4,500	$ 100,116
NEC Corp.	1,500	129,832
NH Foods Ltd.	1,600	52,850
Nihon Kohden Corp.	2,000	30,819
Nintendo Co. Ltd.	6,000	331,550
Nippon Accommodations Fund, Inc.	8	34,232
Nippon Building Fund, Inc.	14	54,030
Nippon Shokubai Co. Ltd.	2,400	26,024
Nippon Steel Corp.	4,400	95,535
Nippon Telegraph & Telephone Corp.	180,100	191,935
Nippon Yusen KK	1,200	38,669
Nissan Chemical Corp.	800	25,813
Nisshin Seifun Group, Inc.	4,900	60,635
Nissin Foods Holdings Co. Ltd.	2,100	62,439
Nitori Holdings Co. Ltd.	300	36,689
Nitto Denko Corp.	500	43,417
Nomura Real Estate Master Fund, Inc.	63	61,806
Nomura Research Institute Ltd.(1)	2,000	61,743
NTT Data Group Corp.	4,400	68,527
Obic Co. Ltd.(1)	300	45,745
Oji Holdings Corp.	12,700	54,089
Oriental Land Co. Ltd.	2,500	71,574
Osaka Gas Co. Ltd.	5,500	124,488
Otsuka Holdings Co. Ltd.	2,800	142,711
Pan Pacific International Holdings Corp.	2,000	52,178
Panasonic Holdings Corp.	5,400	44,232
Resona Holdings, Inc.(1)	6,700	48,045
Rohm Co. Ltd.(1)	800	10,907
Rohto Pharmaceutical Co. Ltd.	1,600	37,582
Santen Pharmaceutical Co. Ltd.(1)	7,500	90,009
Sapporo Holdings Ltd.	900	38,669
Secom Co. Ltd.	600	38,312
Sekisui House Ltd.(1)	2,000	50,113
Sekisui House Reit, Inc.	97	51,256
Shimadzu Corp.(1)	1,200	35,393
Shionogi & Co. Ltd.	2,100	92,377
Shizuoka Financial Group, Inc.	5,800	57,932
SoftBank Corp.	14,500	189,149
Sompo Holdings, Inc.	3,600	82,087
Subaru Corp.	2,400	46,144
Sumitomo Chemical Co. Ltd.	10,900	27,942
Sumitomo Corp.	2,400	59,634
Sumitomo Electric Industries Ltd.	2,900	43,868
Sumitomo Mitsui Financial Group, Inc.	2,700	194,975
Sumitomo Mitsui Trust Holdings, Inc.	3,000	75,830
Suntory Beverage & Food Ltd.	1,600	57,466

Tax-Managed International Equity Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Suzuki Motor Corp.(1)	5,300	$ 60,909
Taiheiyo Cement Corp.	2,500	68,283
Takeda Pharmaceutical Co. Ltd.	5,600	157,216
TDK Corp.	600	41,857
Teijin Ltd.	3,300	31,756
Toho Co. Ltd.	1,000	35,912
Tohoku Electric Power Co., Inc.	9,800	83,326
Tokio Marine Holdings, Inc.	3,400	133,393
Tokyu Corp.(1)	3,200	38,769
TOPPAN Holdings, Inc.	2,000	56,572
Toray Industries, Inc.	6,900	35,873
Tosoh Corp.	2,200	29,927
Toyo Seikan Group Holdings Ltd.	2,900	49,794
Toyo Suisan Kaisha Ltd.	1,000	67,146
Toyota Motor Corp.	14,700	282,398
Trend Micro, Inc.	600	28,759
United Urban Investment Corp.	68	65,090
West Japan Railway Co.	1,400	27,562
Yakult Honsha Co. Ltd.	2,000	41,011
Yamaha Motor Co. Ltd.	2,300	21,418
Yamato Holdings Co. Ltd.	2,000	24,290
Yamato Kogyo Co. Ltd.	1,000	52,847
Yamazaki Baking Co. Ltd.	2,600	64,286
		$ 9,716,382
Netherlands — 4.3%
ABN AMRO Bank NV(4)	2,263	$ 39,505
Akzo Nobel NV(1)	1,254	77,538
ASML Holding NV	646	601,537
ASR Nederland NV(1)	1,620	81,392
DSM-Firmenich AG(1)	1,849	236,060
Eurocommercial Properties NV(1)	825	20,549
Euronext NV(4)	576	58,235
EXOR NV	350	35,879
Fugro NV	1,341	35,815
Heineken NV(1)	371	32,923
Koninklijke Ahold Delhaize NV	9,251	298,023
Koninklijke KPN NV	65,476	257,988
Koninklijke Philips NV(2)	11,903	334,351
NN Group NV	1,992	99,967
Pharming Group NV(1)(2)	82,396	71,324
Prosus NV	11,033	384,867
SBM Offshore NV(1)	4,496	72,863
Universal Music Group NV(1)	7,168	170,774
Wolters Kluwer NV	1,682	281,582
		$ 3,191,172
Security	Shares	Value
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)(2)	23,344	$ 110,195
Argosy Property Ltd.	39,042	24,538
Auckland International Airport Ltd.(1)	12,240	54,525
Contact Energy Ltd.(1)	9,580	48,472
Fisher & Paykel Healthcare Corp. Ltd.	5,931	114,497
Goodman Property Trust(1)	27,739	34,129
Heartland Group Holdings Ltd.(1)	19,544	12,415
Infratil Ltd.	6,421	41,250
Kiwi Property Group Ltd.(1)	57,056	30,643
KMD Brands Ltd.	27,332	7,247
Meridian Energy Ltd.	15,507	60,089
SKYCITY Entertainment Group Ltd.(1)	29,814	27,632
Spark New Zealand Ltd.	42,843	110,106
Vulcan Steel Ltd.	3,600	14,730
Xero Ltd.(2)	1,060	96,584
		$ 787,052
Norway — 2.2%
Atea ASA	2,752	$ 36,624
Austevoll Seafood ASA	3,899	32,200
Borregaard ASA	3,526	60,382
Crayon Group Holding ASA(2)(4)	5,673	67,682
DNB Bank ASA	7,243	149,641
Elkem ASA(2)(4)	14,511	30,284
Elmera Group ASA(4)	5,269	16,399
Entra ASA(2)(4)	2,972	33,408
Equinor ASA	6,266	165,925
Europris ASA(4)	6,059	36,152
Frontline PLC	890	21,940
Gjensidige Forsikring ASA	1,701	28,777
Golden Ocean Group Ltd.	3,420	42,506
Kitron ASA	9,412	31,380
Kongsberg Gruppen ASA	1,873	188,339
Mowi ASA	5,946	100,360
Opera Ltd. ADR(1)	3,500	44,030
Orkla ASA	8,207	69,263
REC Silicon ASA(2)	16,371	13,436
Scatec ASA(2)(4)	3,300	26,636
Schibsted ASA, Class B	2,498	67,902
SpareBank 1 Nord Norge	3,559	35,215
Stolt-Nielsen Ltd.	879	34,472
Telenor ASA	11,887	141,723
Ultimovacs ASA(2)	1,725	1,372
Wallenius Wilhelmsen ASA	2,828	26,295
Yara International ASA	3,683	104,915
		$ 1,607,258

Tax-Managed International Equity Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Portugal — 1.1%
Altri SGPS SA	6,651	$ 36,156
Banco Comercial Portugues SA, Class R	449,035	189,292
EDP SA	23,649	97,469
Galp Energia SGPS SA	8,111	170,545
Jeronimo Martins SGPS SA	4,742	82,855
Mota-Engil SGPS SA	12,306	48,285
Navigator Co. SA	23,179	94,047
NOS SGPS SA	11,659	44,858
REN - Redes Energeticas Nacionais SGPS SA	11,590	29,392
Sonae SGPS SA	15,693	16,007
		$ 808,906
Singapore — 4.3%
AEM Holdings Ltd.(2)	9,292	$ 11,723
BW LPG Ltd.(4)	3,082	50,096
CapitaLand Ascendas REIT	29,500	60,226
CapitaLand Ascott Trust	57,355	38,725
CapitaLand Integrated Commercial Trust	56,100	87,630
City Developments Ltd.	7,700	30,697
ComfortDelGro Corp. Ltd.	52,800	55,393
DBS Group Holdings Ltd.	9,900	271,294
First Resources Ltd.	32,600	36,162
Flex Ltd.(2)	11,457	368,343
Frasers Centrepoint Trust	12,700	21,040
Genting Singapore Ltd.	244,700	155,495
Golden Agri-Resources Ltd.	210,900	43,342
Haw Par Corp. Ltd.	4,700	36,698
Hutchison Port Holdings Trust	154,600	18,871
Jardine Cycle & Carriage Ltd.(1)	2,500	48,680
Keppel Ltd.	19,800	98,542
Keppel REIT	55,680	36,498
Lendlease Global Commercial REIT	77,600	34,631
Mapletree Industrial Trust	27,660	47,993
Nanofilm Technologies International Ltd.(1)(3)	113,000	72,198
Netlink NBN Trust(3)	153,700	97,797
Oversea-Chinese Banking Corp. Ltd.	18,900	210,369
Parkway Life Real Estate Investment Trust	13,500	36,727
Raffles Medical Group Ltd.	38,400	26,995
SATS Ltd.	26,000	63,916
Sembcorp Industries Ltd.	51,100	182,712
Sheng Siong Group Ltd.	41,900	48,258
Singapore Exchange Ltd.	7,000	51,610
Singapore Post Ltd.	55,300	18,231
Singapore Technologies Engineering Ltd.	26,800	88,729
Singapore Telecommunications Ltd.	141,700	328,272
StarHub Ltd.	35,800	34,015
Security	Shares	Value
Singapore (continued)
Suntec Real Estate Investment Trust	27,000	$ 23,893
Venture Corp. Ltd.	7,500	84,903
Wilmar International Ltd.	123,600	294,728
		$ 3,215,432
Spain — 4.2%
ACS Actividades de Construccion y Servicios SA(1)	2,211	$ 98,782
Almirall SA	2,857	28,481
Banco Bilbao Vizcaya Argentaria SA	20,066	210,316
Banco de Sabadell SA	19,790	41,762
Bankinter SA	5,547	47,379
CaixaBank SA	15,438	90,038
Cia de Distribucion Integral Logista Holdings SA	2,665	78,922
Ebro Foods SA(1)	1,341	23,253
Ence Energia y Celulosa SA(1)(2)	9,147	32,136
Ercros SA	8,525	35,729
Ferrovial SE(1)	5,414	215,292
Grifols SA(1)(2)	11,886	120,055
Iberdrola SA	26,464	349,542
Indra Sistemas SA(1)	3,340	66,980
Industria de Diseno Textil SA	8,221	399,449
Laboratorios Farmaceuticos Rovi SA	858	82,552
Merlin Properties Socimi SA	11,362	129,753
Metrovacesa SA(1)(2)(4)	2,900	25,912
Puig Brands SA, Class B(2)	3,856	107,820
Redeia Corp. SA	2,456	43,606
Repsol SA	26,298	375,086
Telefonica SA(1)	88,860	402,468
Vidrala SA(1)	739	76,909
Viscofan SA(1)	846	56,409
		$ 3,138,631
Sweden — 4.4%
Alfa Laval AB	1,197	$ 52,927
Alleima AB	7,335	53,303
Arjo AB, Class B	8,801	34,110
Assa Abloy AB, Class B	1,494	45,499
Atrium Ljungberg AB, Class B	2,504	53,559
Betsson AB, Class B	1,812	21,568
Bilia AB, Class A	2,195	27,320
BioArctic AB(2)(4)	1,352	20,260
Boliden AB	2,585	79,056
BoneSupport Holding AB(2)(4)	2,221	62,590
Camurus AB(2)	677	42,844
Cibus Nordic Real Estate AB(1)	2,069	32,317
Dios Fastigheter AB	3,475	27,893

Tax-Managed International Equity Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Electrolux AB, Class B(1)(2)	1,813	$ 16,149
Elekta AB, Class B(1)	7,161	44,958
Epiroc AB, Class A(1)	2,897	54,074
Epiroc AB, Class B	1,712	28,786
Essity AB, Class B	13,789	387,696
Evolution AB(4)	1,309	126,802
Fabege AB(1)	3,866	32,419
H & M Hennes & Mauritz AB, Class B(1)	4,833	75,189
Hemnet Group AB	1,721	63,765
Hexagon AB, Class B	13,262	135,066
Holmen AB, Class B(1)	2,015	79,214
Hufvudstaden AB, Class A	2,401	29,099
Investor AB, Class B	3,101	88,038
Kindred Group PLC SDR	2,181	25,770
L E Lundbergforetagen AB, Class B(1)	987	49,896
Millicom International Cellular SA SDR(2)	3,136	78,070
Mycronic AB	1,879	65,889
Nyfosa AB	5,192	53,137
Orron Energy AB(1)(2)	4,713	3,366
Pandox AB(1)	1,960	36,360
Paradox Interactive AB	1,527	21,883
Skandinaviska Enskilda Banken AB, Class A	7,648	117,622
Skanska AB, Class B	1,238	24,205
SKF AB, Class B	2,466	45,845
Spotify Technology SA(2)	1,019	350,475
Svenska Cellulosa AB SCA, Class B(1)	9,048	122,996
Swedbank AB, Class A	4,828	102,662
Swedish Orphan Biovitrum AB(2)	3,775	98,351
Telefonaktiebolaget LM Ericsson, Class B	20,602	141,656
Tethys Oil AB(1)	4,284	14,296
Trelleborg AB, Class B	1,004	37,311
Volvo AB, Class B	3,167	80,824
Wallenstam AB, Class B(1)	5,276	26,613
Wihlborgs Fastigheter AB(1)	6,283	63,641
		$ 3,275,369
Switzerland — 8.8%
ABB Ltd.	5,264	$ 292,187
ALSO Holding AG	245	74,282
Baloise Holding AG(1)	495	88,586
Banque Cantonale Vaudoise(1)	570	60,504
BKW AG(1)	330	59,694
Cembra Money Bank AG	670	58,506
Cie Financiere Richemont SA, Class A	5,772	880,411
DKSH Holding AG	773	60,470
Flughafen Zurich AG	295	68,273
Security	Shares	Value
Switzerland (continued)
Forbo Holding AG	26	$ 28,006
Galenica AG(1)(4)	858	74,627
Givaudan SA	88	431,733
Helvetia Holding AG(1)	425	63,401
Holcim AG	5,395	504,165
Intershop Holding AG	390	52,042
Kuehne & Nagel International AG	464	143,836
Landis & Gyr Group AG	1,111	100,636
Logitech International SA	2,732	246,088
Nestle SA	8,172	827,763
Novartis AG	4,146	462,809
PSP Swiss Property AG	379	50,646
Roche Holding AG	1,504	486,934
Schindler Holding AG	320	84,013
Schindler Holding AG PC	353	94,482
SGS SA	900	98,400
Softwareone Holding AG	1,998	39,891
Stadler Rail AG(1)	1,511	46,244
Swatch Group AG, Bearer Shares	279	57,461
Swiss Life Holding AG	172	131,703
Swiss Prime Site AG	1,669	167,268
Swiss Re AG	1,370	168,898
Swisscom AG	366	224,007
u-blox Holding AG(1)	172	15,735
Valiant Holding AG	145	16,441
Zurich Insurance Group AG	617	339,208
		$ 6,599,350
United Kingdom — 8.5%
Admiral Group PLC	1,759	$ 62,338
Airtel Africa PLC(4)	11,960	17,535
Assura PLC	41,543	21,801
AstraZeneca PLC	3,884	617,054
Aviva PLC	12,379	79,744
B&M European Value Retail SA	4,833	29,104
Babcock International Group PLC	2,639	18,052
BAE Systems PLC	5,635	93,981
Berkeley Group Holdings PLC	509	33,229
Big Yellow Group PLC	5,278	82,080
Bloomsbury Publishing PLC	7,288	69,524
BP PLC	12,013	71,010
British American Tobacco PLC	7,381	261,886
British Land Co. PLC	7,798	41,332
BT Group PLC(1)	13,183	23,907
Bunzl PLC	1,400	58,659
Bytes Technology Group PLC	4,672	30,439

Tax-Managed International Equity Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Centrica PLC	101,559	$ 173,155
Compass Group PLC	7,473	230,131
Computacenter PLC	1,269	43,940
Darktrace PLC(2)	8,597	65,381
Derwent London PLC	1,158	34,349
Direct Line Insurance Group PLC	9,041	21,934
FDM Group Holdings PLC	2,454	13,492
Fresnillo PLC	3,353	25,409
Glencore PLC	42,265	234,522
Grainger PLC	16,347	50,775
Great Portland Estates PLC	3,877	17,495
GSK PLC	1,386	26,914
HSBC Holdings PLC	29,049	264,175
Informa PLC	20,603	230,242
InterContinental Hotels Group PLC	410	41,306
Intertek Group PLC	919	59,678
Johnson Matthey PLC	1,536	32,443
Land Securities Group PLC	4,810	39,333
London Stock Exchange Group PLC	999	121,604
Manchester United PLC, Class A(1)(2)	3,500	60,060
MONY Group PLC	30,827	94,104
National Grid PLC	27,610	350,321
NCC Group PLC	21,199	40,218
Next PLC	1,020	119,217
Pearson PLC	7,487	101,583
QinetiQ Group PLC	8,311	51,631
RELX PLC	4,013	189,404
Rentokil Initial PLC	8,784	53,637
Rio Tinto PLC	3,810	247,775
Sage Group PLC	15,349	214,557
Shaftesbury Capital PLC	57,908	113,420
Shell PLC	14,923	544,151
Sirius Real Estate Ltd.	31,652	38,587
Smiths Group PLC	2,292	52,645
Spectris PLC	1,769	69,393
Spirent Communications PLC	11,297	25,233
Standard Chartered PLC	7,613	75,203
Supermarket Income REIT PLC	58,122	55,980
Unilever PLC	5,865	360,432
UNITE Group PLC	2,593	31,783
Vodafone Group PLC	101,170	94,670
Security	Shares	Value
United Kingdom (continued)
Weir Group PLC	1,354	$ 35,346
Whitbread PLC	806	30,201
		$ 6,387,504
Total Common Stocks (identified cost $60,066,209)		$73,996,323

Preferred Stocks — 0.0%(5)
Security	Shares	Value
Italy — 0.0%(5)
Danieli & C Officine Meccaniche SpA, 1.241%	1,102	$ 31,769
Total Preferred Stocks (identified cost $20,106)		$ 31,769

Short-Term Investments — 6.7%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(6)	220,589	$ 220,589
Total Affiliated Fund (identified cost $220,589)		$ 220,589

Securities Lending Collateral — 6.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.31%(7)	4,801,953	$ 4,801,953
Total Securities Lending Collateral (identified cost $4,801,953)		$ 4,801,953
Total Short-Term Investments (identified cost $5,022,542)		$ 5,022,542

Total Investments — 105.7% (identified cost $65,108,857)	$79,050,634
Other Assets, Less Liabilities — (5.7)%	$(4,284,476)
Net Assets — 100.0%	$74,766,158

Tax-Managed International Equity Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2024. The aggregate market value of securities on loan at July 31, 2024 was $10,014,781 and the total market value of the collateral received by the Fund was $10,631,759, comprised of cash of $4,801,953 and U.S. government and/or agencies securities of $5,829,806.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $363,967 or 0.5% of the Portfolio's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $1,415,160 or 1.9% of the Portfolio's net assets.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.0%	$8,971,573
Industrials	11.3	8,491,829
Health Care	10.4	7,744,820
Consumer Staples	9.9	7,407,075
Consumer Discretionary	9.8	7,313,640
Materials	9.1	6,796,996
Communication Services	8.9	6,675,473
Information Technology	8.8	6,550,452
Real Estate	7.0	5,255,737
Utilities	6.8	5,098,533
Energy	5.0	3,721,964
Short-Term Investments	6.7	5,022,542
Total Investments	105.7%	$79,050,634
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

Tax-Managed International Equity Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at July 31, 2024.
Affiliated Investments
At July 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $220,589, which represents 0.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$25,783	$5,070,193	$(4,875,387)	$ —	$ —	$220,589	$5,944	220,589
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia	$ 368,343	$15,607,271	$ —	$15,975,614
Australasia/Pacific	—	6,890,307	—	6,890,307
Developed Europe	873,910	48,701,092	—	49,575,002
Developed Middle East	254,201	1,301,199	—	1,555,400
Total Common Stocks	$1,496,454	$72,499,869*	$ —	$73,996,323
Preferred Stocks	$ —	$ 31,769	$ —	$ 31,769
Short-Term Investments:
Affiliated Fund	220,589	—	—	220,589
Securities Lending Collateral	4,801,953	—	—	4,801,953
Total Investments	$6,518,996	$72,531,638	$ —	$79,050,634
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.